Simpson Thacher & Barlett LLP
                          425 Lexington Avenue
                           New York, NY 10017
                             (212) 455-3945


October 29, 2001

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549-1004

GAMNA Series Funds, Inc.
1933 Act File No. 333-75075
1940 Act File No. 811-9275

Ladies and Gentlemen:

     On behalf of GAMNA Series Funds, Inc. (the "Fund") and in accordance with Rule 497(j) under the Securities Act of 1933, the undersigned hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 on behalf of the Fund does not differ from that contained in Post-Effective Amendment No. 2 to the Fund's Registration Statement on Form N-1A which was filed on October 26, 2001. The text of Post-Effective Amendment No. 2 was filed electronically with the Commission via EDGAR on October 26, 2001.

Very truly yours,


/s/ William Uebbing, Esq.
William Uebbing, Esq.

cc: Iona Watter